SHARE-BASED COMPENSATION - Prior Equity Compensation Plans, Narrative (Details) (USD $)					12 Months Ended	1 Months Ended			12 Months Ended		12 Months Ended
	Jan. 01, 2008 Award Type, All Types Other Than Stock Appreciation Rights and Stock Options [Member]	Jan. 01, 2008 Award Type, Stock Appreciation Rights and Stock Options [Member]	Dec. 25, 2009 Stock Award, 2000 Plan [Member]	Dec. 31, 2000 Stock Award, 2000 Plan [Member]	Dec. 28, 2012 Stock Award, 2000 Plan [Member] Stock Options [Member]	May 31, 2008 Equity Incentive, 2004 Plan [Member]	May 31, 2006 Equity Incentive, 2004 Plan [Member]	Dec. 31, 2004 Equity Incentive, 2004 Plan [Member]	Dec. 28, 2012 Equity Incentive, 2004 Plan [Member] Stock Options [Member]	Sep. 07, 2012 Merger Agreement [Member]	Dec. 28, 2012 Minimum [Member] Equity Incentive, 2004 Plan [Member] Stock Options [Member]	Dec. 28, 2012 Maximum [Member] Equity Incentive, 2004 Plan [Member] Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stated share price for merger agreement (in dollars per share)										$ 25.5
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				6,395				1,175,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			0
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized						3,800,000	2,000,000
Share Based Compensation Arrangement by Share Based Payment Award, Share Limit Ratio	1.8	1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Minimum Value For Exercise Price Per Share, As a Percentage of Market Value					100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Minimum Value For Exercise Price Per Share, Threshold					10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Minimum Value For Exercise Price Per Share, More than 10 Percent Voting Power, As a Percentage of Market Value					110.00%
Share-based Compensation Arrangement by Share-based Payment Award, Annual Vesting Percentage					25.00%				25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					4 years				4 years
Expected life (in years)					10 years						7 years	10 years